Taxes on Income (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Taxes on Income (Details) [Line Items]
Net operating loss carryforward (in Dollars)	$ 70,612
Israel [Member]
Taxes on Income (Details) [Line Items]
State corporate tax rate	23.00%	23.00%	23.00%
United States [Member]
Taxes on Income (Details) [Line Items]
Corporate rate	21.00%